Commitments and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Litigation [Line Items]
Operating lease commitments	$ 23,292
Outstanding capital commitments	91,931	$ 192,855
Short-term lease commitments and leases that have not yet commenced
Litigation [Line Items]
Operating lease commitments	$ 1,357